Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term bank loans and other debt
Real estate properties development completed	$ 854,076,531	$ 830,840,167
Property and equipment, net	25,543,359	28,831,111
Restricted cash	$ 96,356,223	$ 269,285,004
Weighted average interest rate on short-term bank loans and other debts	5.80%	7.26%
Pledged as collateral
Short-term bank loans and other debt
Land use rights	$ 398,837,052	$ 424,482,379
Short-term Debt | Pledged as collateral
Short-term bank loans and other debt
Real estate properties development completed	73,101,911	74,341,513
Land use rights	17,349,132	17,643,325
Real estate properties held for lease net book value	17,225,070	17,517,158
Property and equipment, net	8,469,069	8,612,681
Short-term Debt | Pledged as collateral | RMB
Short-term bank loans and other debt
Short-term bank loans	63,295,071
Short-term Debt | Pledged as collateral | US Dollar
Short-term bank loans and other debt
Short-term bank loans	$ 0	$ 0